Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Feb. 20, 2025 USD ($) $ / shares shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share | $ / shares	$ 5
Initial Public Offering [Member]
Subsequent Events [Line Items]
Shares consumated | shares	1,600,000
Total gross proceeds | $	$ 8